Schedule of Investments (unaudited)	iShares® MSCI World ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.5%
Ampol Ltd.	9,755	$231,316
APA Group	48,095	391,509
Aristocrat Leisure Ltd.	24,441	590,505
ASX Ltd.	7,848	454,077
Aurizon Holdings Ltd.	75,638	217,892
Australia & New Zealand Banking Group Ltd.	115,766	2,075,238
BHP Group Ltd.	207,593	6,517,585
BlueScope Steel Ltd.	20,556	266,547
Brambles Ltd.	58,609	456,767
Cochlear Ltd.	2,645	421,973
Coles Group Ltd.	54,070	678,459
Commonwealth Bank of Australia	69,164	5,175,267
Computershare Ltd.	22,151	367,019
Crown Resorts Ltd.(a)	13,952	128,454
CSL Ltd.(b)	19,324	3,759,389
Dexus	42,328	317,979
Domino’s Pizza Enterprises Ltd.	2,469	121,663
Endeavour Group Ltd./Australia	53,687	278,851
Evolution Mining Ltd.	75,153	205,074
Fortescue Metals Group Ltd.	69,647	1,005,497
Glencore PLC	407,225	2,685,884
Goodman Group	67,266	989,501
GPT Group (The)	76,368	263,208
IDP Education Ltd.	8,560	145,752
Insurance Australia Group Ltd.	103,961	325,494
Lendlease Corp. Ltd.	28,217	217,533
Lottery Corp. Ltd. (The)(a)	90,563	308,065
Macquarie Group Ltd.	15,284	2,030,604
Medibank Pvt Ltd.	112,633	259,670
Mineral Resources Ltd.	6,928	315,429
Mirvac Group	156,933	254,190
National Australia Bank Ltd.	133,381	2,990,268
Newcrest Mining Ltd.	34,320	601,795
Northern Star Resources Ltd.	45,952	291,885
Orica Ltd.	17,244	199,782
Origin Energy Ltd.	71,879	352,159
Qantas Airways Ltd.(a)	38,228	150,800
QBE Insurance Group Ltd.	60,701	522,684
Ramsay Health Care Ltd.	7,932	444,617
REA Group Ltd.	2,143	172,195
Reece Ltd.	11,969	136,551
Rio Tinto Ltd.	15,115	1,236,668
Rio Tinto PLC	45,493	3,300,899
Santos Ltd.	127,388	741,371
Scentre Group	205,783	423,122
SEEK Ltd.	13,701	237,438
Sonic Healthcare Ltd.	18,458	484,468
South32 Ltd.	189,637	667,178
Stockland	101,935	292,141
Suncorp Group Ltd.	52,190	425,030
Telstra Corp. Ltd.	169,117	470,112
Transurban Group	123,372	1,268,940
Treasury Wine Estates Ltd.	30,639	261,165
Vicinity Centres	158,833	214,955
Washington H Soul Pattinson & Co. Ltd.	8,889	163,499
Wesfarmers Ltd.	45,795	1,548,935
Westpac Banking Corp.	143,330	2,455,375
WiseTech Global Ltd.	5,964	179,598
Security	Shares	Value

Australia (continued)
Woolworths Group Ltd.	51,214	$1,270,418
Yangzhou Yangjie Electronic Technology Co. Ltd.	76,553	1,614,994
		54,575,433
Austria — 0.1%
Erste Group Bank AG	13,950	435,546
OMV AG	5,989	349,883
Verbund AG	2,764	274,976
voestalpine AG	4,764	139,872
		1,200,277
Belgium — 0.2%
Ageas SA/NV	6,991	351,849
Anheuser-Busch InBev SA/NV	35,208	1,984,696
D'ieteren Group	949	148,439
Elia Group SA/NV	1,264	207,946
Groupe Bruxelles Lambert SA	4,580	422,366
KBC Group NV	10,201	637,652
Proximus SADP	6,312	108,857
Sofina SA	605	142,414
Solvay SA	3,015	294,552
UCB SA	5,105	450,399
Umicore SA	7,807	346,593
Warehouses De Pauw CVA	6,133	226,097
		5,321,860
Brazil — 0.1%
MercadoLibre Inc.(a)(b)	1,823	1,432,659
Yara International ASA	6,731	348,997
		1,781,656
Canada — 3.7%
Agnico Eagle Mines Ltd.	18,631	987,486
Air Canada(a)	7,341	128,787
Algonquin Power & Utilities Corp.	26,870	390,883
Alimentation Couche-Tard Inc.	33,071	1,502,621
AltaGas Ltd.	11,558	279,070
ARC Resources Ltd.	28,243	425,370
Bank of Montreal	26,146	2,844,154
Bank of Nova Scotia (The)	49,108	3,330,422
Barrick Gold Corp.	71,869	1,472,211
BCE Inc.	3,069	167,202
BlackBerry Ltd.(a)(b)	22,791	137,303
Brookfield Asset Management Inc., Class A	57,027	2,883,699
Brookfield Renewable Corp., Class A	5,520	198,831
BRP Inc.	1,392	108,204
CAE Inc.(a)	13,016	325,078
Cameco Corp.	16,285	398,998
Canadian Apartment Properties REIT	3,526	137,990
Canadian Imperial Bank of Commerce	36,360	2,000,181
Canadian National Railway Co.	24,138	2,744,616
Canadian Natural Resources Ltd.	47,894	3,169,709
Canadian Pacific Railway Ltd.	38,192	2,725,088
Canadian Tire Corp. Ltd., Class A, NVS	2,354	323,420
Canadian Utilities Ltd., Class A, NVS	5,322	168,852
CCL Industries Inc., Class B, NVS	6,235	299,316
Cenovus Energy Inc.	53,298	1,235,480
CGI Inc.(a)	8,895	759,997
Constellation Software Inc.	795	1,251,246
Dollarama Inc.	11,785	683,518
Emera Inc.	12,495	621,070
Empire Co. Ltd., Class A, NVS.	6,912	226,511
Enbridge Inc.	81,550	3,767,219

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Fairfax Financial Holdings Ltd.	1,109	$615,476
First Quantum Minerals Ltd.	23,930	692,823
FirstService Corp.	1,624	207,961
Fortis Inc.	19,118	964,175
Franco-Nevada Corp.	7,714	1,091,249
George Weston Ltd.	3,111	381,825
GFL Environmental Inc.	6,364	194,213
Gildan Activewear Inc.	8,756	275,795
Great-West Lifeco Inc.	12,273	336,796
Hydro One Ltd.(c)	13,667	381,209
iA Financial Corp. Inc.	4,401	228,531
IGM Financial Inc.	3,499	107,776
Imperial Oil Ltd.	10,078	552,005
Intact Financial Corp.	7,092	1,024,677
Ivanhoe Mines Ltd., Class A(a)	25,084	191,177
Keyera Corp.	9,148	243,807
Kinross Gold Corp.	51,964	233,352
Lightspeed Commerce Inc.(a)	4,460	115,974
Loblaw Companies Ltd.	7,051	650,497
Lundin Mining Corp.	27,419	244,091
Magna International Inc.	11,679	757,886
Manulife Financial Corp.	79,238	1,467,800
Metro Inc.	9,965	550,385
National Bank of Canada	13,668	1,049,049
Northland Power Inc.	9,268	281,077
Nutrien Ltd.	23,087	2,256,223
Nuvei Corp.(a)(c)	2,347	120,184
Onex Corp.	3,131	186,818
Open Text Corp.	10,928	447,885
Pan American Silver Corp.	8,688	191,090
Parkland Corp.	6,307	187,786
Pembina Pipeline Corp.	22,354	901,335
Power Corp. of Canada	22,148	639,654
Quebecor Inc., Class B	6,964	158,016
Restaurant Brands International Inc.	11,622	610,296
RioCan REIT	6,849	123,188
Ritchie Bros Auctioneers Inc.	4,530	272,656
Rogers Communications Inc., Class B, NVS	14,405	738,785
Royal Bank of Canada	56,557	5,909,901
Saputo Inc.	10,191	204,892
Shaw Communications Inc., Class B, NVS	18,442	522,561
Shopify Inc., Class A(a)	4,555	1,710,038
Sun Life Financial Inc.	23,898	1,167,268
Suncor Energy Inc.	60,053	2,416,174
TC Energy Corp.	39,575	2,290,616
Teck Resources Ltd., Class B	19,220	796,851
TELUS Corp.	17,762	444,454
TFI International Inc.	3,395	278,799
Thomson Reuters Corp.	7,043	697,089
TMX Group Ltd.	2,279	247,981
Toromont Industries Ltd.	3,364	298,381
Toronto-Dominion Bank (The)	75,059	5,736,019
Tourmaline Oil Corp.	12,625	779,349
Waste Connections Inc.	10,519	1,341,593
West Fraser Timber Co. Ltd.(b)	3,892	359,091
Wheaton Precious Metals Corp.	18,276	754,823
WSP Global Inc.	4,752	524,548
		81,848,482
Denmark — 0.8%
AP Moller - Maersk A/S, Class A	136	392,545
Security	Shares	Value

Denmark (continued)
AP Moller - Maersk A/S, Class B, NVS	221	$647,614
Carlsberg A/S, Class B	4,070	518,057
Chr Hansen Holding A/S	4,609	345,649
Coloplast A/S, Class B	4,814	572,375
Danske Bank A/S	27,458	449,246
Demant A/S(a)	4,435	195,210
DSV A/S	8,231	1,353,479
Genmab A/S(a)	2,642	804,117
GN Store Nord AS	5,079	200,278
Novo Nordisk A/S, Class B	68,989	7,661,262
Novozymes A/S, Class B	8,327	528,719
Orsted AS(c)	7,738	872,145
Pandora A/S	4,057	327,748
Rockwool A/S, Class B	348	96,678
Tryg A/S	14,680	342,164
Vestas Wind Systems A/S	41,130	1,050,552
		16,357,838
Finland — 0.3%
Elisa OYJ	5,764	326,202
Fortum OYJ	18,068	333,961
Kesko OYJ, Class B	10,826	271,050
Kone OYJ, Class B	13,740	701,659
Neste OYJ.	17,128	786,739
Nokia OYJ.	221,702	1,114,256
Nordea Bank Abp	130,962	1,333,048
Orion OYJ, Class B	4,326	177,516
Sampo OYJ, Class A.	20,171	912,395
Stora Enso OYJ, Class R	23,650	458,760
UPM-Kymmene OYJ	21,613	767,656
Wartsila OYJ Abp	19,734	167,415
		7,350,657
France — 3.1%
Accor SA(a)	6,965	229,181
Aeroports de Paris(a)	1,180	176,732
Air Liquide SA	19,113	3,347,981
Airbus SE	24,172	2,832,857
Alstom SA	12,887	352,948
Amundi SA(c)	2,484	144,678
ArcelorMittal SA	22,869	732,199
Arkema SA	2,464	298,314
AXA SA	78,144	1,977,188
BioMerieux	1,678	176,544
BNP Paribas SA	45,419	2,599,583
Bollore SE	36,431	194,365
Bouygues SA(b)	9,310	321,499
Bureau Veritas SA	11,964	345,712
Capgemini SE	6,491	1,261,284
Carrefour SA	25,399	520,962
Cie. de Saint-Gobain	20,460	1,212,742
Cie. Generale des Etablissements Michelin SCA	6,861	894,463
Covivio	2,131	155,607
Credit Agricole SA	50,406	559,653
Danone SA	26,480	1,558,016
Dassault Aviation SA	1,008	170,856
Dassault Systemes SE	26,875	1,133,148
Edenred	10,129	500,330
Eiffage SA(b)	3,362	333,080
Electricite de France SA	22,213	197,217
Engie SA	73,924	993,693

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
EssilorLuxottica SA	11,576	$1,869,688
Eurazeo SE	1,622	125,288
Eurofins Scientific SE	5,543	517,413
Gecina SA	1,857	218,479
Getlink SE	17,978	346,508
Hermes International	1,287	1,538,816
Ipsen SA	1,515	151,690
Kering SA	3,019	1,660,545
Klepierre SA	8,676	198,050
La Francaise des Jeux SAEM(c)	3,925	143,186
Legrand SA	10,808	936,663
L'Oreal SA	10,127	3,576,972
LVMH Moet Hennessy Louis Vuitton SE	11,397	7,358,200
Orange SA	80,793	1,011,405
Pernod Ricard SA	8,405	1,650,636
Publicis Groupe SA	9,255	506,956
Remy Cointreau SA	922	169,805
Renault SA(a)	7,931	218,755
Safran SA	13,885	1,438,640
Sanofi	45,933	4,915,192
Sartorius Stedim Biotech	1,120	386,881
Schneider Electric SE	21,840	3,033,396
SEB SA	1,118	119,286
Societe Generale SA	32,837	884,876
Sodexo SA	3,568	266,576
Teleperformance	2,387	792,536
Thales SA	4,293	524,237
TotalEnergies SE	101,587	6,012,231
Ubisoft Entertainment SA(a)	3,795	199,515
Unibail-Rodamco-Westfield(a)(b)	5,137	359,955
Valeo	9,407	209,065
Veolia Environnement SA	26,555	743,175
Vinci SA	21,851	2,108,623
Vivendi SE	31,807	379,731
Wendel SE	1,094	112,576
Worldline SA/France(a)(c)	9,673	395,803
		68,302,181
Germany — 2.1%
adidas AG	7,678	1,525,369
Allianz SE, Registered	16,647	3,494,434
Aroundtown SA	40,866	191,989
BASF SE	37,399	2,065,388
Bayer AG, Registered	39,609	2,833,945
Bayerische Motoren Werke AG	13,382	1,162,612
Bechtle AG	3,348	149,712
Beiersdorf AG	4,082	423,676
Brenntag SE	6,258	484,223
Carl Zeiss Meditec AG, Bearer	1,640	219,422
Commerzbank AG(a)	40,901	356,694
Continental AG	4,384	336,837
Covestro AG(c)	7,546	345,894
Daimler Truck Holding AG(a)	16,990	531,877
Delivery Hero SE(a)(b)(c)	6,583	253,894
Deutsche Bank AG, Registered	84,558	946,780
Deutsche Boerse AG	7,668	1,288,708
Deutsche Lufthansa AG, Registered(a)(b)	26,738	196,936
Deutsche Post AG, Registered	40,027	1,656,462
Deutsche Telekom AG, Registered	134,625	2,769,989
E.ON SE	90,823	927,117
Evonik Industries AG	8,570	229,951
Security	Shares	Value

Germany (continued)
Fresenius Medical Care AG & Co. KGaA	8,313	$507,122
Fresenius SE & Co. KGaA	16,300	559,065
GEA Group AG	6,251	250,055
Hannover Rueck SE	2,432	372,439
HeidelbergCement AG	5,847	341,483
HelloFresh SE(a)	6,796	253,774
Henkel AG & Co. KGaA	4,216	284,619
Infineon Technologies AG	52,825	1,646,194
KION Group AG	2,943	145,001
Knorr-Bremse AG	2,947	201,444
LEG Immobilien SE	2,954	304,507
Mercedes-Benz Group AG	32,793	2,336,810
Merck KGaA	5,221	984,413
MTU Aero Engines AG	2,199	435,418
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	5,641	1,384,101
Nemetschek SE	2,345	167,897
Puma SE	4,275	319,017
QIAGEN NV(a)	9,531	438,587
Rational AG	201	130,862
Rheinmetall AG	1,727	349,112
RWE AG	25,999	1,147,218
SAP SE	43,223	4,332,974
Scout24 SE(c)	3,717	230,556
Siemens AG, Registered	30,873	4,075,326
Siemens Healthineers AG(c)	11,056	664,404
Symrise AG.	5,204	575,050
Telefonica Deutschland Holding AG	43,298	137,803
Uniper SE	3,780	97,823
United Internet AG, Registered	3,995	131,285
Volkswagen AG	1,310	296,936
Vonovia SE(b)	29,296	1,117,456
Zalando SE(a)(c)	9,013	366,713
		46,977,373
Hong Kong — 0.8%
AIA Group Ltd.	493,200	5,109,643
BOC Hong Kong Holdings Ltd.	158,500	609,028
Budweiser Brewing Co. APAC Ltd.(c)	73,800	195,893
Chow Tai Fook Jewellery Group Ltd.(a)	79,000	136,746
CK Asset Holdings Ltd.	87,000	567,258
CK Hutchison Holdings Ltd.	101,500	718,988
CK Infrastructure Holdings Ltd.	19,500	130,532
CLP Holdings Ltd.	74,000	737,507
ESR Cayman Ltd.(a)(c)	83,800	247,872
Futu Holdings Ltd., ADR(a)(b)	2,225	81,680
Galaxy Entertainment Group Ltd.	110,000	585,965
Hang Lung Properties Ltd.	59,000	110,259
Hang Seng Bank Ltd.	32,700	571,318
Henderson Land Development Co. Ltd.	48,000	203,392
HK Electric Investments & HK Electric Investments Ltd., Class SS	103,000	98,574
HKT Trust & HKT Ltd., Class SS	162,000	223,046
Hong Kong & China Gas Co. Ltd.	430,589	486,848
Hong Kong Exchanges & Clearing Ltd.	38,700	1,669,830
Hongkong Land Holdings Ltd.	49,600	229,463
Jardine Matheson Holdings Ltd.	10,300	596,106
Link REIT	89,700	811,099
MTR Corp. Ltd.	71,000	382,974
New World Development Co. Ltd.	45,333	172,519
Power Assets Holdings Ltd.	66,500	434,192

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sands China Ltd.(a)	91,600	$175,042
Sino Land Co. Ltd.	118,000	167,052
SITC International Holdings Co. Ltd.	42,000	158,614
Sun Hung Kai Properties Ltd.	64,000	782,468
Swire Pacific Ltd., Class A	14,500	87,975
Swire Properties Ltd.	44,400	108,557
Techtronic Industries Co. Ltd.	66,000	862,186
WH Group Ltd.(c)	361,000	276,045
Wharf Real Estate Investment Co. Ltd.	54,000	260,583
Xinyi Glass Holdings Ltd.	60,000	151,659
		18,140,913
Ireland — 0.6%
CRH PLC	31,579	1,303,356
Flutter Entertainment PLC, Class DI(a)	6,761	824,495
James Hardie Industries PLC	18,195	469,709
Kerry Group PLC, Class A	6,487	671,341
Kingspan Group PLC	6,335	521,534
Linde PLC	20,824	6,761,136
Seagate Technology Holdings PLC	8,348	706,825
Smurfit Kappa Group PLC	10,071	407,120
STERIS PLC	4,065	927,633
Trane Technologies PLC	9,601	1,325,514
		13,918,663
Israel — 0.2%
Azrieli Group Ltd.	1,707	128,179
Bank Hapoalim BM	46,167	427,483
Bank Leumi Le-Israel BM	55,787	555,449
Check Point Software Technologies Ltd.(a)	4,291	536,718
CyberArk Software Ltd.(a)(b)	1,652	229,463
Elbit Systems Ltd.	1,085	220,517
ICL Group Ltd.	28,788	321,590
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	47,499	269,660
Kornit Digital Ltd.(a)(b)	1,877	78,778
Mizrahi Tefahot Bank Ltd.	5,741	188,867
Nice Ltd.(a)	2,567	510,945
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	46,075	419,283
Tower Semiconductor Ltd.(a)	4,519	223,199
Wix.com Ltd.(a)(b)	2,207	139,063
ZIM Integrated Shipping Services Ltd.	3,322	211,512
		4,460,710
Italy — 0.6%
Amplifon SpA	5,084	175,191
Assicurazioni Generali SpA	44,793	815,290
Atlantia SpA	19,874	481,815
DiaSorin SpA	993	130,717
Enel SpA	328,519	2,134,429
Eni SpA	102,029	1,545,295
Ferrari NV	5,076	990,457
FinecoBank Banca Fineco SpA	21,457	304,058
Infrastrutture Wireless Italiane SpA(c)	13,866	154,534
Intesa Sanpaolo SpA	667,524	1,457,929
Mediobanca Banca di Credito Finanziario SpA	25,407	260,651
Moncler SpA	8,319	400,288
Nexi SpA(a)(c)	30,379	309,798
Poste Italiane SpA(c)	21,386	231,664
Prysmian SpA	10,364	334,746
Recordati Industria Chimica e Farmaceutica SpA	4,251	190,497
Snam SpA	81,909	476,473
Security	Shares	Value

Italy (continued)
Telecom Italia SpA/Milano	421,563	$134,819
Tenaris SA	19,272	321,266
Terna - Rete Elettrica Nazionale	57,181	484,701
UniCredit SpA	86,246	1,011,244
		12,345,862
Japan — 6.1%
Advantest Corp.	7,300	497,948
Aeon Co. Ltd.	24,300	443,549
AGC Inc.	8,300	312,210
Aisin Corp.	4,300	140,780
Ajinomoto Co. Inc.	18,800	455,663
ANA Holdings Inc.(a)	4,800	94,734
Asahi Group Holdings Ltd.	18,600	623,225
Asahi Intecc Co. Ltd.	6,300	94,805
Asahi Kasei Corp.	57,300	462,958
Astellas Pharma Inc.	80,200	1,280,867
Azbil Corp.	3,600	106,093
Bandai Namco Holdings Inc.	7,300	542,223
Bridgestone Corp.	21,800	860,829
Brother Industries Ltd.	12,100	222,698
Canon Inc.	39,500	1,003,135
Capcom Co. Ltd.	5,100	143,564
Central Japan Railway Co.	5,200	644,135
Chiba Bank Ltd. (The)	20,600	107,103
Chubu Electric Power Co. Inc.	24,000	241,478
Chugai Pharmaceutical Co. Ltd.	28,300	773,670
Concordia Financial Group Ltd.	41,100	139,882
CyberAgent Inc.	17,000	182,342
Dai Nippon Printing Co. Ltd.	6,500	148,720
Daifuku Co. Ltd.	3,000	188,099
Dai-ichi Life Holdings Inc.	39,500	816,177
Daiichi Sankyo Co. Ltd.	72,600	1,925,354
Daikin Industries Ltd.	10,600	1,704,549
Daito Trust Construction Co. Ltd.	1,900	167,816
Daiwa House Industry Co. Ltd.	21,700	522,626
Daiwa House REIT Investment Corp.	114	281,656
Daiwa Securities Group Inc.	62,900	306,596
Denso Corp.	17,800	1,090,922
Dentsu Group Inc.	10,100	336,249
Disco Corp.	900	242,988
East Japan Railway Co.	14,000	717,724
Eisai Co. Ltd.	12,000	494,182
ENEOS Holdings Inc.	136,200	548,312
FANUC Corp.	7,400	1,206,193
Fast Retailing Co. Ltd.	2,300	1,104,960
Fuji Electric Co. Ltd.	3,600	168,828
FUJIFILM Holdings Corp.	15,700	864,745
Fujitsu Ltd.	7,600	1,141,161
GLP J-Reit	176	226,529
GMO Payment Gateway Inc.	1,400	115,408
Hakuhodo DY Holdings Inc.	12,000	121,438
Hamamatsu Photonics KK.	4,700	218,862
Hankyu Hanshin Holdings Inc.	11,900	319,135
Hikari Tsushin Inc.	600	67,781
Hirose Electric Co. Ltd.	1,100	152,468
Hitachi Construction Machinery Co. Ltd.	3,100	72,605
Hitachi Ltd.	38,600	2,002,818
Hitachi Metals Ltd.(a)	6,200	99,530
Honda Motor Co. Ltd	67,900	1,690,721
Hoshizaki Corp.	1,600	94,376

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hoya Corp.	16,000	$1,702,986
Hulic Co. Ltd.	16,300	133,003
Ibiden Co. Ltd.	3,100	112,377
Idemitsu Kosan Co. Ltd.	6,100	164,531
Iida Group Holdings Co. Ltd.	4,300	67,833
Inpex Corp.	40,200	515,807
Isuzu Motors Ltd.	22,200	260,529
Ito En Ltd.	1,600	67,669
ITOCHU Corp.	49,700	1,425,671
Itochu Techno-Solutions Corp.	2,800	69,645
Japan Airlines Co. Ltd.(a)	4,200	76,981
Japan Exchange Group Inc.	20,100	317,977
Japan Metropolitan Fund Invest	308	260,743
Japan Post Bank Co. Ltd.(b)	17,000	130,970
Japan Post Holdings Co. Ltd.	105,400	787,200
Japan Post Insurance Co. Ltd.	5,800	96,570
Japan Real Estate Investment Corp.	56	277,642
Japan Tobacco Inc.	50,000	910,097
JFE Holdings Inc.	19,500	239,892
JSR Corp.	5,900	186,120
Kajima Corp.	18,300	196,659
Kakaku.com Inc.	3,900	76,859
Kansai Electric Power Co. Inc. (The)	30,900	302,015
Kao Corp.	19,000	763,735
KDDI Corp.	67,200	2,344,345
Keio Corp.	3,000	100,214
Keisei Electric Railway Co. Ltd.	3,800	99,177
Keyence Corp.	7,900	3,140,852
Kikkoman Corp.	6,400	338,957
Kintetsu Group Holdings Co. Ltd.	5,000	146,090
Kirin Holdings Co. Ltd.	34,400	532,116
Kobayashi Pharmaceutical Co. Ltd.	1,600	107,185
Kobe Bussan Co. Ltd.(b)	4,000	96,986
Koei Tecmo Holdings Co. Ltd.	1,700	60,229
Koito Manufacturing Co. Ltd.	3,000	109,463
Komatsu Ltd.	35,900	892,569
Konami Holdings Corp.	4,400	297,745
Kose Corp.	1,200	108,717
Kubota Corp.	40,300	743,776
Kurita Water Industries Ltd.	2,900	111,648
Kyocera Corp.	14,600	820,631
Kyowa Kirin Co. Ltd.	13,100	282,230
Lasertec Corp.	2,900	419,745
Lixil Corp.	13,000	247,331
M3 Inc.	18,100	520,573
Makita Corp.	7,100	193,580
Marubeni Corp.	68,000	712,865
Mazda Motor Corp.	21,800	185,220
McDonald's Holdings Co. Japan Ltd.(b)	2,300	89,513
MEIJI Holdings Co. Ltd.	5,500	270,993
MINEBEA MITSUMI Inc.	15,800	293,125
MISUMI Group Inc.	13,500	303,577
Mitsubishi Chemical Holdings Corp.	58,100	346,149
Mitsubishi Corp.	51,700	1,784,267
Mitsubishi Electric Corp.	79,200	867,802
Mitsubishi Estate Co. Ltd.	55,300	822,243
Mitsubishi HC Capital Inc.	24,500	116,987
Mitsubishi Heavy Industries Ltd.	14,500	553,267
Mitsubishi UFJ Financial Group Inc.	501,700	2,854,172
Mitsui & Co. Ltd.	57,700	1,449,341
Security	Shares	Value

Japan (continued)
Mitsui Chemicals Inc.	5,400	$132,194
Mitsui Fudosan Co. Ltd.	37,100	811,241
Mitsui OSK Lines Ltd.	14,400	382,658
Mizuho Financial Group Inc.	101,490	1,207,038
MonotaRO Co. Ltd.	12,500	182,501
MS&AD Insurance Group Holdings Inc.	18,200	579,058
Murata Manufacturing Co. Ltd.	21,900	1,407,304
NEC Corp.	10,300	413,729
Nexon Co. Ltd.	19,600	483,102
NGK Insulators Ltd.	12,700	187,960
Nidec Corp.	18,200	1,216,921
Nihon M&A Center Holdings Inc.	14,000	160,645
Nintendo Co. Ltd.	4,400	1,964,549
Nippon Building Fund Inc.	48	260,730
Nippon Express Holdings Inc.	2,200	127,789
Nippon Paint Holdings Co. Ltd.	31,100	229,858
Nippon Prologis REIT Inc.	107	285,543
Nippon Sanso Holdings Corp.	4,400	82,477
Nippon Shinyaku Co. Ltd.	1,400	86,418
Nippon Steel Corp.	35,847	624,693
Nippon Telegraph & Telephone Corp.	52,400	1,600,946
Nippon Yusen KK	6,400	529,061
Nissan Chemical Corp.	3,500	196,754
Nissan Motor Co. Ltd.	98,800	384,042
Nisshin Seifun Group Inc.	5,800	67,882
Nissin Foods Holdings Co. Ltd.	1,800	117,725
Nitori Holdings Co. Ltd.	3,600	362,705
Nitto Denko Corp.	6,000	434,630
Nomura Holdings Inc.	136,300	535,589
Nomura Real Estate Holdings Inc.	3,500	87,532
Nomura Real Estate Master Fund Inc.	176	229,599
Nomura Research Institute Ltd.	15,000	410,271
NTT Data Corp.	23,600	369,260
Obayashi Corp.	24,100	170,632
Obic Co. Ltd.	2,900	427,262
Odakyu Electric Railway Co. Ltd.	13,800	182,082
Oji Holdings Corp.	34,100	150,113
Olympus Corp.	50,900	1,063,771
Omron Corp.	7,000	401,758
Ono Pharmaceutical Co. Ltd.	16,000	423,629
Open House Group Co. Ltd.	2,400	99,904
Oracle Corp. Japan(a)	1,100	66,594
Oriental Land Co. Ltd./Japan	7,700	1,144,284
ORIX Corp.	48,300	918,252
Osaka Gas Co. Ltd.	16,100	301,788
Otsuka Corp.	3,300	104,365
Otsuka Holdings Co. Ltd.	16,600	553,072
Pan Pacific International Holdings Corp.	17,200	263,892
Panasonic Holdings Corp.	95,500	876,267
Persol Holdings Co. Ltd.	5,200	100,772
Rakuten Group Inc.	35,700	199,577
Recruit Holdings Co. Ltd.	59,500	2,153,554
Renesas Electronics Corp.(a)	57,400	670,423
Resona Holdings Inc.	90,700	340,987
Ricoh Co. Ltd.	24,700	207,558
Rohm Co. Ltd.	3,000	245,207
SBI Holdings Inc/Japan	12,300	249,520
SCSK Corp.	4,600	76,689
Secom Co. Ltd.	8,700	572,927
Seiko Epson Corp.	13,300	222,652

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sekisui Chemical Co. Ltd.	16,200	$231,725
Sekisui House Ltd.	23,200	412,212
Seven & i Holdings Co. Ltd.	32,400	1,356,491
SG Holdings Co. Ltd.	14,500	261,482
Sharp Corp./Japan(b)	6,200	50,449
Shimadzu Corp.	12,100	441,372
Shimano Inc.	2,700	473,308
Shimizu Corp.	21,300	113,183
Shin-Etsu Chemical Co. Ltd.	15,873	2,245,951
Shionogi & Co. Ltd.	12,900	687,241
Shiseido Co. Ltd.	16,900	708,883
Shizuoka Bank Ltd. (The)	18,200	106,993
SMC Corp.	2,300	1,189,158
SoftBank Corp.	127,800	1,472,341
SoftBank Group Corp.	50,700	2,099,947
Sompo Holdings Inc.	14,400	656,119
Sony Group Corp.	52,300	4,905,186
Square Enix Holdings Co. Ltd.	2,500	123,627
Subaru Corp.	23,100	400,989
SUMCO Corp.	14,900	240,093
Sumitomo Chemical Co. Ltd.	64,200	265,375
Sumitomo Corp.	43,200	618,110
Sumitomo Electric Industries Ltd.	32,400	358,860
Sumitomo Metal Mining Co. Ltd.	12,400	518,476
Sumitomo Mitsui Financial Group Inc.	54,800	1,680,689
Sumitomo Mitsui Trust Holdings Inc.	15,000	453,689
Sumitomo Realty & Development Co. Ltd.	14,200	382,825
Suntory Beverage & Food Ltd.	4,100	153,751
Suzuki Motor Corp.	15,900	470,871
Sysmex Corp.	6,400	428,429
T&D Holdings Inc.	20,900	241,443
Taisei Corp.	5,600	166,976
Takeda Pharmaceutical Co. Ltd.	62,326	1,790,984
TDK Corp.	16,500	566,674
Terumo Corp.	24,000	774,793
TIS Inc.	6,500	169,500
Tobu Railway Co. Ltd.	5,500	123,336
Toho Co. Ltd./Tokyo	3,200	126,122
Tokio Marine Holdings Inc.	23,500	1,367,305
Tokyo Electric Power Co. Holdings Inc.(a)	72,900	272,214
Tokyo Electron Ltd.	5,800	2,658,628
Tokyo Gas Co. Ltd.	16,100	314,540
Tokyu Corp.	19,800	224,692
Toppan Inc.	12,800	240,564
Toray Industries Inc.	61,200	315,930
Toshiba Corp.	17,500	782,457
Tosoh Corp.	12,600	183,092
TOTO Ltd.	4,100	138,094
Toyota Industries Corp.	4,700	302,101
Toyota Motor Corp.	433,700	7,215,323
Toyota Tsusho Corp.	6,200	236,665
Trend Micro Inc/Japan	5,700	335,108
Unicharm Corp.	17,000	583,288
USS Co. Ltd.	6,400	116,411
Welcia Holdings Co. Ltd.	2,700	54,349
West Japan Railway Co.	6,900	254,810
Yakult Honsha Co. Ltd.	4,200	231,132
Yamaha Corp.	4,300	176,826
Yamaha Motor Co. Ltd.	13,900	281,289
Yamato Holdings Co. Ltd.	13,700	236,937
Security	Shares	Value

Japan (continued)
Yaskawa Electric Corp.	12,200	$422,921
Yokogawa Electric Corp.	11,900	212,968
Z Holdings Corp.	118,700	391,294
ZOZO Inc.	3,600	76,413
		133,473,549
Netherlands — 1.4%
ABN AMRO Bank NV, CVA(c)	17,974	209,870
Adyen NV(a)(c)	914	1,415,480
Aegon NV	79,860	425,178
AerCap Holdings NV(a)	5,486	271,228
Akzo Nobel NV	7,628	663,957
Argenx SE(a)	1,876	581,241
ASM International NV	1,919	595,008
ASML Holding NV	16,707	9,614,127
CNH Industrial NV	41,510	620,460
Davide Campari-Milano NV	21,377	228,594
Euronext NV(c)	3,580	310,156
EXOR NV	4,546	335,774
Heineken Holding NV	2,994	236,843
Heineken NV	10,725	1,078,432
IMCD NV	2,366	353,840
ING Groep NV	160,619	1,816,224
JDE Peet's NV	4,309	126,096
Just Eat Takeaway.com NV(a)(c)	7,690	171,138
Koninklijke Ahold Delhaize NV	43,299	1,193,984
Koninklijke DSM NV	7,225	1,216,698
Koninklijke KPN NV	140,646	511,947
Koninklijke Philips NV	37,758	973,274
NN Group NV	11,246	557,370
NXP Semiconductors NV	10,866	2,061,932
OCI NV(a)	3,641	128,208
Prosus NV(a)	34,607	1,789,161
Randstad NV	5,126	288,409
Stellantis NV	84,350	1,265,518
Universal Music Group NV(b)	30,133	673,659
Wolters Kluwer NV	11,075	1,092,787
		30,806,593
New Zealand — 0.1%
Auckland International Airport Ltd.(a)	51,115	248,532
Fisher & Paykel Healthcare Corp. Ltd.	24,615	335,960
Mercury NZ Ltd.	28,305	101,297
Meridian Energy Ltd.	52,689	161,103
Spark New Zealand Ltd.	76,430	241,742
Xero Ltd.(a)	5,407	345,630
		1,434,264
Norway — 0.2%
Adevinta ASA(a)	10,241	85,772
Aker BP ASA	5,161	222,348
DNB Bank ASA	37,651	763,571
Equinor ASA	39,051	1,481,858
Gjensidige Forsikring ASA	8,192	178,985
Mowi ASA	16,347	426,685
Norsk Hydro ASA	42,186	338,511
Orkla ASA	30,657	241,276
Salmar ASA	2,847	211,414
Telenor ASA	28,427	392,523
		4,342,943
Portugal — 0.1%
EDP - Energias de Portugal SA	103,580	518,994

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
Galp Energia SGPS SA	20,508	$267,756
Jeronimo Martins SGPS SA	11,553	236,178
		1,022,928
Singapore — 0.4%
Ascendas Real Estate Investment Trust	136,016	276,598
CapitaLand Integrated Commercial Trust	201,476	321,335
Capitaland Investment Ltd/Singapore(b)	109,900	316,104
City Developments Ltd.	17,100	102,891
DBS Group Holdings Ltd.	74,000	1,668,340
Genting Singapore Ltd.	247,300	140,184
Grab Holdings Ltd., Class A(a)(b)	43,983	116,995
Keppel Corp. Ltd.	58,300	291,858
Mapletree Commercial Trust	89,800	116,470
Mapletree Logistics Trust	129,100	154,161
Oversea-Chinese Banking Corp. Ltd.	136,800	1,180,171
Sea Ltd., ADR(a)	15,226	1,258,581
Singapore Airlines Ltd.(a)(b)	55,500	223,721
Singapore Exchange Ltd.	29,800	206,599
Singapore Technologies Engineering Ltd.	62,000	185,803
Singapore Telecommunications Ltd.	341,300	643,259
United Overseas Bank Ltd.	50,900	1,090,776
UOL Group Ltd.	18,700	101,364
Venture Corp. Ltd.	13,300	173,192
Wilmar International Ltd.	77,700	236,395
		8,804,797
Spain — 0.7%
Acciona SA	1,047	201,759
ACS Actividades de Construccion y Servicios SA	10,200	289,226
Aena SME SA(a)(c)	3,021	460,880
Amadeus IT Group SA(a)	18,095	1,125,937
Banco Bilbao Vizcaya Argentaria SA	267,841	1,465,699
Banco Santander SA	702,967	2,280,295
CaixaBank SA	179,673	650,357
Cellnex Telecom SA(c)	20,960	945,907
EDP Renovaveis SA	10,779	263,696
Enagas SA	2,268	51,927
Endesa SA	12,951	286,912
Ferrovial SA	19,708	508,304
Ferrovial SA	213	5,491
Grifols SA(b)	12,199	256,742
Iberdrola SA	235,398	2,789,115
Industria de Diseno Textil SA	43,956	1,059,550
Naturgy Energy Group SA	7,969	240,816
Red Electrica Corp. SA	5,764	119,426
Repsol SA	58,751	942,739
Siemens Gamesa Renewable Energy SA(a)	9,768	189,382
Telefonica SA	213,035	1,158,318
		15,292,478
Sweden — 0.9%
Alfa Laval AB	12,780	345,618
Assa Abloy AB, Class B	39,968	985,254
Atlas Copco AB	109,674	1,230,831
Atlas Copco AB	63,193	611,890
Boliden AB	10,871	457,470
Electrolux AB, Class B	9,269	144,121
Embracer Group AB(a)(b)	35,915	326,758
Epiroc AB, Class A	26,741	518,533
Epiroc AB, Class B	15,903	267,510
EQT AB	11,916	349,739
Security	Shares	Value

Sweden (continued)
Essity AB, Class B	25,311	$664,830
Evolution AB(c)	6,970	730,596
Fastighets AB Balder(a)	25,614	185,340
Getinge AB, Class B	9,298	269,839
H & M Hennes & Mauritz AB, Class B	31,058	428,691
Hexagon AB, Class B	80,079	977,066
Holmen AB, Class B	3,124	160,327
Husqvarna AB, Class B	17,180	155,039
Industrivarden AB, Class A	4,668	121,084
Industrivarden AB, Class C	6,541	169,744
Indutrade AB	10,768	243,014
Investment AB Latour, Class B	6,067	149,039
Investor AB, Class A	20,249	422,686
Investor AB, Class B	73,613	1,380,761
Kinnevik AB, Class B(a)	9,885	197,525
L E Lundbergforetagen AB, Class B.	3,111	153,247
Lifco AB, Class B	9,528	196,392
Lundin Energy AB	8,255	396,125
Nibe Industrier AB, Class B	58,400	509,816
Sagax AB, Class B	6,585	179,642
Sandvik AB	45,670	938,781
Securitas AB, Class B	12,895	137,677
Sinch AB(a)(b)(c)	21,556	104,364
Skandinaviska Enskilda Banken AB, Class A	65,922	729,098
Skanska AB, Class B	13,866	239,494
SKF AB, Class B	15,583	276,023
Svenska Cellulosa AB SCA, Class B	24,094	437,331
Svenska Handelsbanken AB, Class A	58,560	577,105
Swedbank AB, Class A	36,709	554,225
Swedish Match AB	64,213	663,680
Swedish Orphan Biovitrum AB(a)	6,929	144,881
Tele2 AB, Class B	20,457	250,184
Telefonaktiebolaget LM Ericsson, Class B	115,661	939,240
Telia Co. AB	109,428	448,705
Volvo AB, Class A	8,233	150,890
Volvo AB, Class B	58,237	1,021,414
Volvo Car AB(a)	22,149	182,686
		20,724,305
Switzerland — 3.0%
ABB Ltd., Registered	69,370	2,138,990
Adecco Group AG, Registered	6,919	269,726
Alcon Inc.	21,324	1,600,165
Bachem Holding AG	1,198	94,161
Baloise Holding AG, Registered	2,046	348,308
Barry Callebaut AG, Registered	156	342,587
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	41	412,451
Chocoladefabriken Lindt & Spruengli AG, Registered	4	414,512
Cie. Financiere Richemont SA, Class A, Registered	21,403	2,381,944
Clariant AG, Registered	9,684	185,615
Coca-Cola HBC AG, Class DI	8,093	178,299
Credit Suisse Group AG, Registered	118,528	830,571
EMS-Chemie Holding AG, Registered	308	264,392
Geberit AG, Registered	1,554	853,296
Givaudan SA, Registered	372	1,368,421
Holcim AG	22,349	1,108,102
Julius Baer Group Ltd.	9,884	510,464
Kuehne + Nagel International AG, Registered	2,407	636,526
Logitech International SA, Registered	7,717	472,049
Lonza Group AG, Registered	3,138	1,891,918

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Nestle SA, Registered	114,987	$14,064,889
Novartis AG, Registered	89,585	8,137,882
Partners Group Holding AG	970	1,043,700
Roche Holding AG, Bearer	1,467	573,410
Roche Holding AG, NVS	28,261	9,631,093
Schindler Holding AG, Participation Certificates, NVS	1,824	375,263
Schindler Holding AG, Registered	855	171,576
SGS SA, Registered	227	564,439
Siemens Energy AG(a)	16,269	314,573
Sika AG, Registered	6,017	1,670,251
Sonova Holding AG, Registered	2,425	859,238
STMicroelectronics NV	30,506	1,221,492
Straumann Holding AG	4,179	533,142
Swatch Group AG (The), Bearer	1,281	329,834
Swatch Group AG (The), Registered	2,351	114,542
Swiss Life Holding AG, Registered	1,371	777,406
Swiss Prime Site AG, Registered	3,388	341,161
Swiss Re AG	12,859	1,060,403
Swisscom AG, Registered	960	567,719
TE Connectivity Ltd.	13,158	1,702,514
Temenos AG, Registered	3,005	291,959
UBS Group AG, Registered	147,279	2,777,488
VAT Group AG(c)	1,196	356,044
Vifor Pharma AG (a)	2,053	358,183
Zurich Insurance Group AG	6,160	2,821,122
		66,961,820
United Kingdom — 4.2%
3i Group PLC	35,936	574,688
abrdn PLC	80,506	197,744
Admiral Group PLC	8,412	235,514
Amcor PLC	63,993	838,308
Anglo American PLC	52,588	2,590,673
Antofagasta PLC	15,925	297,258
Ashtead Group PLC	18,080	947,339
Associated British Foods PLC	14,381	312,963
AstraZeneca PLC	63,337	8,370,852
Auto Trader Group PLC(c)	38,729	288,112
AVEVA Group PLC	4,861	139,632
Aviva PLC, NVS	120,254	651,670
BAE Systems PLC	129,460	1,234,809
Barclays PLC	683,319	1,456,558
Barratt Developments PLC	41,150	261,800
Berkeley Group Holdings PLC	4,522	239,488
BP PLC	803,134	4,364,688
British American Tobacco PLC	88,584	3,907,008
British Land Co. PLC (The)	35,534	235,202
BT Group PLC	286,856	676,117
Bunzl PLC	13,621	474,859
Burberry Group PLC	16,327	352,253
Clarivate PLC(a)	14,396	212,629
Coca-Cola Europacific Partners PLC	8,330	442,573
Compass Group PLC	72,621	1,627,896
Croda International PLC	5,625	489,790
DCC PLC	3,964	280,272
Diageo PLC	96,420	4,479,794
Entain PLC(a)	24,509	452,537
Experian PLC	37,213	1,244,857
Ferguson PLC	8,972	1,078,896
GSK PLC	203,114	4,427,961
Halma PLC	15,332	430,834
Security	Shares	Value

United Kingdom (continued)
Hargreaves Lansdown PLC	14,366	$154,956
Hikma Pharmaceuticals PLC	6,990	149,532
HSBC Holdings PLC	827,669	5,542,272
Imperial Brands PLC	37,067	836,973
Informa PLC(a)	60,703	417,251
InterContinental Hotels Group PLC	7,437	462,712
Intertek Group PLC	6,524	381,126
J Sainsbury PLC	70,570	202,979
JD Sports Fashion PLC	104,149	160,908
Johnson Matthey PLC	7,821	207,851
Kingfisher PLC	84,885	281,904
Land Securities Group PLC	28,449	274,737
Legal & General Group PLC	236,019	772,691
Lloyds Banking Group PLC	2,861,621	1,626,605
London Stock Exchange Group PLC	13,211	1,232,758
M&G PLC	104,941	285,752
Melrose Industries PLC	176,508	301,204
Mondi PLC	19,664	382,266
National Grid PLC	146,014	2,154,083
NatWest Group PLC	232,834	670,507
Next PLC	5,382	439,985
Ocado Group PLC(a)	19,301	226,632
Pearson PLC	30,452	289,824
Persimmon PLC	13,028	357,373
Phoenix Group Holdings PLC	28,291	227,426
Prudential PLC	106,034	1,382,668
Reckitt Benckiser Group PLC	28,822	2,224,812
RELX PLC	78,041	2,237,792
Rentokil Initial PLC	78,330	499,188
Rolls-Royce Holdings PLC(a)	337,414	368,518
Royalty Pharma PLC, Class A	14,109	580,444
Sage Group PLC (The)	44,540	368,512
Schroders PLC	5,025	187,408
Segro PLC	48,480	677,121
Severn Trent PLC	10,101	371,081
Shell PLC	312,341	9,237,783
Smith & Nephew PLC	35,500	579,132
Smiths Group PLC	16,027	314,137
Spirax-Sarco Engineering PLC	2,933	390,876
SSE PLC	42,135	941,008
St. James's Place PLC	21,807	355,651
Standard Chartered PLC	106,240	844,494
Taylor Wimpey PLC	159,179	261,135
Tesco PLC	316,824	1,033,299
Unilever PLC	104,750	5,060,625
United Utilities Group PLC	27,528	366,955
Vodafone Group PLC	1,128,489	1,857,971
Whitbread PLC	8,172	280,406
WPP PLC	48,120	558,648
		92,835,545
United States — 67.3%
3M Co.	23,429	3,497,715
A O Smith Corp.	5,563	334,448
Abbott Laboratories	71,652	8,416,244
AbbVie Inc.	72,081	10,622,577
Abiomed Inc.(a)	1,845	486,527
Accenture PLC, Class A	25,614	7,644,754
Activision Blizzard Inc.	31,593	2,460,463
Adobe Inc.(a)	19,242	8,013,908
Advance Auto Parts Inc.	2,586	490,978

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Advanced Micro Devices Inc.(a)	66,283	$6,751,586
AES Corp. (The)	27,337	602,507
Affirm Holdings Inc.(a)(b)	7,151	203,804
Aflac Inc.	25,934	1,570,822
Agilent Technologies Inc.	12,306	1,569,753
Air Products and Chemicals Inc.	8,966	2,207,071
Airbnb Inc., Class A(a)	13,780	1,665,589
Akamai Technologies Inc.(a)	6,773	684,344
Albemarle Corp.	4,810	1,252,620
Alcoa Corp.	7,463	460,616
Alexandria Real Estate Equities Inc.	5,878	975,454
Align Technology Inc.(a)	3,023	839,306
Alleghany Corp.(a)	560	466,917
Allegion PLC	3,672	409,979
Alliant Energy Corp.	10,603	676,683
Allstate Corp. (The)	11,046	1,509,878
Ally Financial Inc.	14,775	650,691
Alnylam Pharmaceuticals Inc.(a)	4,844	609,375
Alphabet Inc., Class A(a)	12,208	27,776,130
Alphabet Inc., Class C, NVS(a)	11,636	26,539,156
Altria Group Inc.	75,051	4,059,509
Amazon.com Inc.(a)	18,669	44,883,823
AMC Entertainment Holdings Inc., Class A(a)(b)	20,531	294,415
AMERCO	390	191,092
Ameren Corp.	10,540	1,003,303
American Electric Power Co. Inc.	20,317	2,072,944
American Express Co.	26,760	4,517,623
American Financial Group Inc./OH	2,976	420,509
American Homes 4 Rent, Class A	10,374	383,423
American International Group Inc.	33,615	1,972,528
American Tower Corp.	18,385	4,708,950
American Water Works Co. Inc.	7,380	1,116,225
Ameriprise Financial Inc.	4,613	1,274,434
AmerisourceBergen Corp.	6,357	984,000
AMETEK Inc.	9,421	1,144,369
Amgen Inc.	22,476	5,770,488
Amphenol Corp., Class A	24,194	1,714,387
Analog Devices Inc.	21,743	3,661,521
Annaly Capital Management Inc.	60,222	398,067
Ansys Inc.(a)	3,537	920,893
Anthem Inc.	9,778	4,982,967
Aon PLC, Class A	8,736	2,408,253
APA Corp.	13,689	643,520
Apollo Global Management Inc.	16,383	944,316
Apple Inc.	664,642	98,925,315
Applied Materials Inc.	36,537	4,285,425
AppLovin Corp., Class A(a)	4,962	189,102
Aptiv PLC(a)	10,972	1,165,665
Aramark	9,641	332,325
Arch Capital Group Ltd.(a)	16,043	761,401
Archer-Daniels-Midland Co.	22,985	2,087,498
Arista Networks Inc.(a)	9,384	959,796
Arrow Electronics Inc.(a)	2,998	361,709
Arthur J Gallagher & Co.	8,393	1,359,162
Assurant Inc.	2,366	418,049
AT&T Inc.	288,791	6,148,360
Atmos Energy Corp.	5,412	629,470
Autodesk Inc.(a)	8,989	1,867,465
Automatic Data Processing Inc.	17,111	3,814,726
AutoZone Inc.(a)	888	1,828,969
Security	Shares	Value

United States (continued)
Avalara Inc.(a)	3,611	$305,743
AvalonBay Communities Inc.	5,670	1,179,133
Avantor Inc.(a)	21,912	702,060
Avery Dennison Corp.	3,393	585,496
Baker Hughes Co.	38,875	1,398,723
Ball Corp.	13,509	957,653
Bank of America Corp.	294,529	10,956,479
Bank of New York Mellon Corp. (The)	30,904	1,440,435
Bath & Body Works Inc.	11,045	453,066
Bausch Health Companies Inc.(a)	13,486	131,038
Baxter International Inc.	20,398	1,551,268
Becton Dickinson and Co.	11,638	2,977,000
Bentley Systems Inc., Class B	7,455	256,303
Berkshire Hathaway Inc., Class B(a)	52,846	16,698,279
Best Buy Co. Inc.	9,217	756,347
Bill.com Holdings Inc.(a)	3,061	361,933
Biogen Inc.(a)	6,013	1,202,600
BioMarin Pharmaceutical Inc.(a)	7,743	581,732
Bio-Rad Laboratories Inc., Class A(a)	930	500,145
Bio-Techne Corp.	1,588	587,131
Black Knight Inc.(a)	6,678	453,503
BlackRock Inc.(d)	6,150	4,114,842
Blackstone Inc., NVS	27,959	3,293,291
Block Inc.(a)(b)	20,966	1,834,735
Boeing Co. (The)(a)	22,598	2,969,377
Booking Holdings Inc.(a)	1,663	3,731,040
Booz Allen Hamilton Holding Corp.	5,894	506,059
BorgWarner Inc.	10,023	404,127
Boston Properties Inc.	6,075	675,419
Boston Scientific Corp.(a)	58,059	2,381,000
Bristol-Myers Squibb Co.	89,876	6,781,144
Broadcom Inc.	16,789	9,739,803
Broadridge Financial Solutions Inc.	4,820	704,780
Brown & Brown Inc.	9,855	585,091
Brown-Forman Corp., Class B, NVS	12,677	838,203
Bunge Ltd.	5,933	701,993
Burlington Stores Inc.(a)(b)	2,742	461,479
Cable One Inc.	205	267,136
Cadence Design Systems Inc.(a)	11,229	1,726,234
Caesars Entertainment Inc.(a)(b)	8,801	441,546
Camden Property Trust	4,040	579,700
Campbell Soup Co.	8,519	408,145
Capital One Financial Corp.	16,304	2,084,629
Cardinal Health Inc.	11,953	673,193
Carlyle Group Inc. (The)	6,715	258,729
CarMax Inc.(a)(b)	6,646	659,748
Carnival Corp.(a)	34,146	473,946
Carrier Global Corp.	33,542	1,318,536
Carvana Co., Class A(a)(b)	3,196	94,090
Catalent Inc.(a)	6,846	705,549
Caterpillar Inc.	21,714	4,686,967
Cboe Global Markets Inc.	4,391	493,153
CBRE Group Inc., Class A(a)	13,675	1,132,837
CDW Corp./DE	5,608	952,575
Celanese Corp.	4,535	709,818
Centene Corp.(a)	23,895	1,946,009
CenterPoint Energy Inc.	24,585	787,949
Ceridian HCM Holding Inc.(a)	5,765	324,570
Cerner Corp.	11,410	1,082,239
CF Industries Holdings Inc.	8,809	870,065

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
CH Robinson Worldwide Inc.	5,439	$590,186
Charles River Laboratories International Inc.(a)	2,011	470,735
Charles Schwab Corp. (The)	58,896	4,128,610
Charter Communications Inc., Class A(a)	4,906	2,486,999
Cheniere Energy Inc.	9,966	1,363,050
Chevron Corp.	79,384	13,865,209
Chewy Inc., Class A(a)(b)	3,501	86,825
Chipotle Mexican Grill Inc.(a)	1,131	1,586,284
Chubb Ltd.	17,256	3,646,020
Church & Dwight Co. Inc.	10,040	904,202
Cigna Corp.	13,026	3,494,746
Cincinnati Financial Corp.	6,392	817,281
Cintas Corp.	3,727	1,484,576
Cisco Systems Inc.	169,577	7,639,444
Citigroup Inc.	79,098	4,224,624
Citizens Financial Group Inc.	20,416	844,814
Citrix Systems Inc.	4,951	498,516
Cleveland-Cliffs Inc.(a)	20,540	476,117
Clorox Co. (The)	5,027	730,725
Cloudflare Inc., Class A(a)(b)	11,088	620,928
CME Group Inc.	14,616	2,906,099
CMS Energy Corp.	12,078	858,021
Coca-Cola Co. (The)	167,506	10,616,530
Cognex Corp.	7,450	360,729
Cognizant Technology Solutions Corp., Class A	21,367	1,596,115
Coinbase Global Inc., Class A(a)(b)	4,888	381,753
Colgate-Palmolive Co.	32,501	2,561,404
Comcast Corp., Class A	182,791	8,093,985
Conagra Brands Inc.	20,256	666,220
ConocoPhillips	54,175	6,087,103
Consolidated Edison Inc.	14,393	1,428,649
Constellation Brands Inc., Class A	6,827	1,675,824
Constellation Energy Corp.	13,476	836,590
Cooper Companies Inc. (The)	2,021	708,846
Copart Inc.(a)	8,629	988,279
Corning Inc.	33,006	1,182,275
Corteva Inc.	29,846	1,868,957
CoStar Group Inc.(a)	16,120	982,353
Costco Wholesale Corp.	18,026	8,404,082
Coterra Energy Inc.	31,810	1,092,037
Coupa Software Inc.(a)	3,184	219,027
Crowdstrike Holdings Inc., Class A(a)(b)	7,678	1,228,403
Crown Castle International Corp.	17,576	3,333,288
Crown Holdings Inc.	5,396	563,558
CSX Corp.	86,516	2,750,344
Cummins Inc.	5,825	1,218,124
CVS Health Corp.	53,372	5,163,741
Danaher Corp.	27,572	7,274,045
Darden Restaurants Inc.	5,338	667,250
Datadog Inc., Class A(a)	8,927	851,547
DaVita Inc.(a)	3,105	302,706
Deere & Co.	11,911	4,261,518
Dell Technologies Inc., Class C	11,496	574,110
Delta Air Lines Inc.(a)	6,790	283,075
DENTSPLY SIRONA Inc.	9,096	359,838
Devon Energy Corp.	26,197	1,962,155
Dexcom Inc.(a)	3,910	1,164,945
Diamondback Energy Inc.	7,023	1,067,636
Digital Realty Trust Inc.	11,473	1,601,516
Discover Financial Services	12,197	1,384,238
Security	Shares	Value

United States (continued)
DISH Network Corp., Class A(a)	10,385	$237,090
DocuSign Inc.(a)	7,950	667,085
Dollar General Corp.	9,452	2,082,654
Dollar Tree Inc.(a)	9,146	1,466,378
Dominion Energy Inc.	32,590	2,744,730
Domino’s Pizza Inc.	1,490	541,123
DoorDash Inc., Class A(a)	8,002	615,434
Dover Corp.	5,976	800,246
Dow Inc.	29,155	1,981,957
DR Horton Inc.	13,892	1,043,984
Dropbox Inc., Class A(a)	13,327	277,735
DTE Energy Co.	7,856	1,042,570
Duke Energy Corp.	31,149	3,504,885
Duke Realty Corp.	15,590	823,620
DuPont de Nemours Inc.	21,281	1,443,916
Dynatrace Inc.(a)	7,915	298,158
Eastman Chemical Co.	5,683	626,039
Eaton Corp. PLC	16,149	2,238,251
eBay Inc.	24,016	1,168,859
Ecolab Inc.	10,468	1,715,810
Edison International	15,754	1,101,362
Edwards Lifesciences Corp.(a)	25,266	2,548,076
Elanco Animal Health Inc.(a)	17,686	419,158
Electronic Arts Inc.	11,566	1,603,626
Eli Lilly & Co.	32,845	10,294,937
Emerson Electric Co.	24,267	2,151,512
Enphase Energy Inc.(a)	5,243	976,194
Entegris Inc.	5,555	616,383
Entergy Corp.	8,235	990,835
EOG Resources Inc.	23,669	3,241,706
EPAM Systems Inc.(a)(b)	2,289	774,872
EQT Corp.	13,828	659,872
Equifax Inc.	4,944	1,001,556
Equinix Inc.	3,611	2,481,082
Equitable Holdings Inc.	15,411	468,649
Equity LifeStyle Properties Inc.	7,336	555,335
Equity Residential	14,647	1,125,329
Erie Indemnity Co., Class A, NVS	1,094	183,519
Essential Utilities Inc.	9,700	448,722
Essex Property Trust Inc.	2,628	745,958
Estee Lauder Companies Inc. (The), Class A	9,440	2,403,896
Etsy Inc.(a)	5,191	421,094
Everest Re Group Ltd.	1,538	434,485
Evergy Inc.	9,627	673,312
Eversource Energy	14,172	1,308,359
Exact Sciences Corp.(a)	7,208	359,030
Exelon Corp.	40,099	1,970,866
Expedia Group Inc.(a)	5,937	767,832
Expeditors International of Washington Inc.	6,959	757,418
Extra Space Storage Inc.	5,449	971,012
Exxon Mobil Corp.	172,506	16,560,576
F5 Inc.(a)	2,477	403,850
FactSet Research Systems Inc.	1,530	584,123
Fair Isaac Corp.(a)	1,127	461,563
Fastenal Co.	23,420	1,254,375
FedEx Corp.	10,263	2,304,865
Fidelity National Financial Inc.	11,144	471,391
Fidelity National Information Services Inc.	25,046	2,617,307
Fifth Third Bancorp	28,125	1,108,969
First Citizens BancShares Inc./NC, Class A	497	348,099

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
First Republic Bank/CA	7,191	$1,114,821
FirstEnergy Corp.	22,654	973,216
Fiserv Inc.(a)	24,169	2,421,250
FleetCor Technologies Inc.(a)(b)	3,213	799,427
FMC Corp.	5,444	667,326
Ford Motor Co.	160,195	2,191,468
Fortinet Inc.(a)	5,683	1,671,598
Fortive Corp.	13,973	863,112
Fortune Brands Home & Security Inc.	5,712	396,127
Fox Corp., Class A, NVS	13,313	472,745
Fox Corp., Class B	6,468	211,568
Franklin Resources Inc.	12,653	342,643
Freeport-McMoRan Inc.	60,036	2,346,207
Garmin Ltd.	6,562	693,078
Gartner Inc.(a)	3,410	894,784
Generac Holdings Inc.(a)	2,570	634,996
General Dynamics Corp.	9,628	2,165,433
General Electric Co.	44,452	3,480,147
General Mills Inc.	24,646	1,721,523
General Motors Co.(a)	52,990	2,049,653
Genuine Parts Co.	5,859	801,101
Gilead Sciences Inc.	50,804	3,294,639
Global Payments Inc.	12,119	1,588,074
Globe Life Inc.	4,024	392,622
GoDaddy Inc., Class A(a)	6,966	522,798
Goldman Sachs Group Inc. (The)	13,754	4,495,495
Guidewire Software Inc.(a)(b)	3,251	259,885
Halliburton Co.	36,353	1,472,296
Hartford Financial Services Group Inc. (The)	14,197	1,029,424
Hasbro Inc.	5,420	486,445
HCA Healthcare Inc.	9,776	2,056,870
Healthpeak Properties Inc.	22,303	662,176
HEICO Corp.	1,821	260,494
HEICO Corp., Class A	3,045	356,539
Henry Schein Inc.(a)	5,775	494,571
Hershey Co. (The)	5,907	1,250,571
Hess Corp.	11,344	1,396,106
Hewlett Packard Enterprise Co.	53,554	835,442
Hilton Worldwide Holdings Inc.	11,328	1,595,662
Hologic Inc.(a)	10,387	781,829
Home Depot Inc. (The)	42,346	12,820,251
Honeywell International Inc.	27,914	5,404,709
Horizon Therapeutics PLC(a)	8,418	755,010
Hormel Foods Corp.	12,303	598,787
Host Hotels & Resorts Inc.	30,121	602,119
Howmet Aerospace Inc.	16,861	603,118
HP Inc.	42,393	1,646,544
HubSpot Inc.(a)	1,821	614,933
Humana Inc.	5,199	2,361,542
Huntington Bancshares Inc./OH	60,501	839,754
Huntington Ingalls Industries Inc.	1,663	349,995
IAC/InterActiveCorp.(a)(b)	3,317	282,940
IDEX Corp.	3,168	606,830
IDEXX Laboratories Inc.(a)	3,421	1,339,732
Illinois Tool Works Inc.	12,754	2,653,725
Illumina Inc.(a)	6,431	1,540,096
Incyte Corp.(a)	7,896	599,227
Ingersoll Rand Inc.	16,614	783,350
Insulet Corp.(a)	2,810	599,879
Intel Corp.	166,656	7,402,860
Security	Shares	Value

United States (continued)
Intercontinental Exchange Inc.	22,809	$2,335,414
International Business Machines Corp.	36,257	5,033,922
International Flavors & Fragrances Inc.	10,187	1,346,416
International Paper Co.	15,283	740,461
Interpublic Group of Companies Inc. (The)	16,274	524,511
Intuit Inc.	11,064	4,585,585
Intuitive Surgical Inc.(a)	14,443	3,287,805
Invesco Ltd.	14,596	282,287
Invitation Homes Inc.	23,589	889,777
IQVIA Holdings Inc.(a)	7,849	1,689,497
Iron Mountain Inc.	11,919	642,434
Jack Henry & Associates Inc.	3,143	591,261
Jacobs Engineering Group Inc.	5,405	757,186
Jazz Pharmaceuticals PLC(a)	2,475	370,458
JB Hunt Transport Services Inc.	3,434	592,640
JM Smucker Co. (The)	4,412	553,132
Johnson & Johnson	107,044	19,217,609
Johnson Controls International PLC	28,604	1,559,204
JPMorgan Chase & Co.	119,827	15,844,724
Juniper Networks Inc.	13,528	415,039
Kellogg Co.	10,514	733,246
Keurig Dr Pepper Inc.	28,925	1,004,855
KeyCorp.	39,223	782,891
Keysight Technologies Inc.(a)	7,475	1,088,360
Kimberly-Clark Corp.	13,669	1,818,250
Kimco Realty Corp.	25,397	600,639
Kinder Morgan Inc.	83,075	1,635,747
KKR & Co. Inc.	21,392	1,172,496
KLA Corp.	6,166	2,249,665
Knight-Swift Transportation Holdings Inc.	6,606	321,316
Kraft Heinz Co. (The)	27,947	1,057,235
Kroger Co. (The)	28,879	1,529,721
L3Harris Technologies Inc.	8,145	1,962,130
Laboratory Corp. of America Holdings	3,903	962,948
Lam Research Corp.	5,774	3,002,653
Las Vegas Sands Corp.(a)	14,570	516,652
Lear Corp.	2,481	349,722
Leidos Holdings Inc.	5,676	593,142
Lennar Corp., Class A	11,222	900,566
Lennox International Inc.	1,358	283,686
Liberty Broadband Corp., Class C, NVS(a)	5,936	743,009
Liberty Global PLC, Class A(a)	6,549	159,272
Liberty Global PLC, Class C, NVS(a)	14,164	359,907
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	7,842	488,478
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	3,622	149,625
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	7,106	292,057
Lincoln National Corp.	7,401	428,740
Live Nation Entertainment Inc.(a)	6,751	641,683
LKQ Corp.	11,512	591,602
Lockheed Martin Corp.	10,068	4,431,027
Loews Corp.	9,035	591,702
Lowe's Companies Inc.	27,341	5,339,697
LPL Financial Holdings Inc.	3,152	618,391
Lucid Group Inc.(a)(b)	16,889	340,820
Lululemon Athletica Inc.(a)	4,800	1,404,912
Lumen Technologies Inc.	39,111	478,719
Lyft Inc., Class A(a)	10,969	193,932
LyondellBasell Industries NV, Class A	10,785	1,232,186
M&T Bank Corp.	7,304	1,314,501

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Marathon Oil Corp.	27,974	$879,223
Marathon Petroleum Corp.	23,297	2,371,402
Markel Corp.(a)	556	761,403
MarketAxess Holdings Inc.	1,611	453,786
Marriott International Inc./MD, Class A	11,226	1,926,157
Marsh & McLennan Companies Inc.	20,512	3,280,894
Martin Marietta Materials Inc.	2,545	863,722
Marvell Technology Inc.	33,426	1,977,148
Masco Corp.	10,194	577,898
Masimo Corp.(a)	2,219	311,614
Mastercard Inc., Class A	35,657	12,760,571
Match Group Inc.(a)	10,718	844,364
McCormick & Co. Inc./MD, NVS	10,176	943,519
McDonald's Corp.	29,782	7,511,318
McKesson Corp.	6,274	2,062,201
Medical Properties Trust Inc.	24,705	459,019
Medtronic PLC	54,378	5,445,957
Merck & Co. Inc.	102,337	9,418,074
Meta Platforms Inc, Class A(a)	94,172	18,235,466
MetLife Inc.	26,972	1,817,643
Mettler-Toledo International Inc.(a)	930	1,196,092
MGM Resorts International	15,884	555,463
Microchip Technology Inc.	22,280	1,618,642
Micron Technology Inc.	45,845	3,385,195
Microsoft Corp.	290,582	79,000,528
Mid-America Apartment Communities Inc.	4,759	861,379
Moderna Inc.(a)	13,922	2,023,284
Mohawk Industries Inc.(a)	2,444	345,728
Molina Healthcare Inc.(a)	2,377	689,853
Molson Coors Beverage Co., Class B	7,945	443,649
Mondelez International Inc., Class A	56,857	3,613,831
MongoDB Inc., Class A(a)	2,823	669,474
Monolithic Power Systems Inc.	1,749	787,732
Monster Beverage Corp.(a)	16,143	1,438,664
Moody's Corp.	6,860	2,068,770
Morgan Stanley	54,426	4,688,256
Mosaic Co. (The)	15,190	951,654
Motorola Solutions Inc.	6,860	1,507,416
MSCI Inc.	3,337	1,476,122
Nasdaq Inc.	4,780	742,143
NetApp Inc.	9,332	671,437
Netflix Inc.(a)	18,255	3,604,267
Neurocrine Biosciences Inc.(a)	4,043	377,980
Newell Brands Inc.	16,072	344,584
Newmont Corp.	32,431	2,200,443
News Corp., Class A, NVS	16,449	286,213
NextEra Energy Inc.	79,340	6,005,245
Nike Inc., Class B	51,677	6,141,811
NiSource Inc.	16,290	512,321
Nordson Corp.	2,099	457,330
Norfolk Southern Corp.	9,458	2,266,704
Northern Trust Corp.	8,120	907,410
Northrop Grumman Corp.	6,135	2,870,996
NortonLifeLock Inc.	24,581	598,302
Novocure Ltd.(a)(b)	3,740	300,621
NRG Energy Inc.	10,200	469,608
Nucor Corp.	10,926	1,447,258
Nvidia Corp.	101,693	18,988,117
NVR Inc.(a)	145	645,340
Occidental Petroleum Corp.	37,936	2,629,344
Security	Shares	Value

United States (continued)
Okta Inc.(a)	6,054	$502,785
Old Dominion Freight Line Inc.	4,002	1,033,476
Omnicom Group Inc.	8,712	650,002
ON Semiconductor Corp.(a)	17,591	1,067,422
ONEOK Inc.	18,443	1,214,472
Oracle Corp.	65,495	4,710,400
O'Reilly Automotive Inc.(a)	2,777	1,769,421
Otis Worldwide Corp.	16,517	1,228,865
Owens Corning	4,289	409,943
PACCAR Inc.	14,159	1,229,568
Packaging Corp. of America	4,087	642,803
Palantir Technologies Inc., Class A(a)	65,049	564,625
Palo Alto Networks Inc.(a)(b)	3,925	1,973,411
Paramount Global, Class B, NVS	24,952	856,602
Parker-Hannifin Corp.	5,220	1,420,727
Paychex Inc.	13,351	1,653,254
Paycom Software Inc.(a)	2,115	601,379
PayPal Holdings Inc.(a)	45,158	3,847,913
Peloton Interactive Inc., Class A(a)	11,893	166,026
Pentair PLC	6,738	338,045
PepsiCo Inc.	56,030	9,399,032
PerkinElmer Inc.	4,568	683,693
Pfizer Inc.	228,988	12,145,524
PG&E Corp.(a)(b)	59,713	728,499
Philip Morris International Inc.	63,032	6,697,150
Phillips 66	19,545	1,970,331
Pinterest Inc., Class A(a)	22,940	450,771
Pioneer Natural Resources Co.	9,381	2,607,355
Plug Power Inc.(a)(b)	21,398	395,435
PNC Financial Services Group Inc. (The)	17,207	3,018,280
Pool Corp.	1,654	659,317
PPG Industries Inc.	9,743	1,232,392
PPL Corp.	32,041	966,997
Principal Financial Group Inc.	11,012	803,105
Procter & Gamble Co. (The)	97,212	14,375,711
Progressive Corp. (The)	23,726	2,832,410
Prologis Inc.	29,913	3,813,309
Prudential Financial Inc.	14,230	1,511,937
PTC Inc.(a)	4,600	536,038
Public Service Enterprise Group Inc.	20,581	1,410,622
Public Storage	6,468	2,138,580
PulteGroup Inc.	10,759	486,952
Qorvo Inc.(a)	4,571	510,809
Qualcomm Inc.	45,598	6,530,546
Quanta Services Inc.	5,589	665,091
Quest Diagnostics Inc.	5,009	706,369
Raymond James Financial Inc.	7,743	762,608
Raytheon Technologies Corp.	60,989	5,801,274
Realty Income Corp.	24,365	1,662,180
Regency Centers Corp.	6,349	433,065
Regeneron Pharmaceuticals Inc.(a)	4,258	2,830,463
Regions Financial Corp.	39,146	864,735
Republic Services Inc.	9,077	1,214,866
ResMed Inc.	5,968	1,214,249
RingCentral Inc., Class A(a)	3,251	205,268
Rivian Automotive Inc., Class A(a)(b)	7,263	228,058
Robert Half International Inc.	4,618	416,313
ROBLOX Corp., Class A(a)	14,572	436,286
Rockwell Automation Inc.	4,694	1,000,761
Roku Inc.(a)(b)	4,739	449,731

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Rollins Inc.	9,281	$329,104
Roper Technologies Inc.	4,267	1,887,891
Ross Stores Inc.	14,527	1,235,086
Royal Caribbean Cruises Ltd.(a)	9,448	548,645
RPM International Inc.	5,309	467,723
S&P Global Inc.	14,488	5,063,266
Salesforce Inc.(a)	40,339	6,463,921
SBA Communications Corp.	4,439	1,494,212
Schlumberger NV	57,296	2,633,324
Seagen Inc.(a)	5,581	757,230
Sealed Air Corp.	6,239	387,941
SEI Investments Co.	5,054	295,305
Sempra Energy	12,998	2,129,852
Sensata Technologies Holding PLC	6,643	319,063
ServiceNow Inc.(a)	8,007	3,743,032
Sherwin-Williams Co. (The)	10,143	2,718,730
Signature Bank/New York NY	2,325	502,828
Simon Property Group Inc.	13,491	1,546,743
Sirius XM Holdings Inc.(b)	43,106	275,878
Skyworks Solutions Inc.	6,756	735,526
Snap Inc., Class A, NVS(a)	43,203	609,594
Snap-on Inc.	2,271	503,889
Snowflake Inc., Class A(a)	8,543	1,090,514
SolarEdge Technologies Inc.(a)	2,046	558,128
Southern Co. (The)	42,914	3,246,873
Southwest Airlines Co.(a)	6,264	287,267
Splunk Inc.(a)	6,704	687,562
SS&C Technologies Holdings Inc.	9,731	622,687
Stanley Black & Decker Inc.	6,642	788,339
Starbucks Corp.	47,742	3,747,747
State Street Corp.	14,779	1,071,330
Steel Dynamics Inc.	7,485	639,069
Stryker Corp.	13,786	3,232,817
Sun Communities Inc.	4,722	775,022
SVB Financial Group(a)	2,385	1,165,239
Synchrony Financial	23,348	864,810
Synopsys Inc.(a)	6,155	1,964,676
Sysco Corp.	21,009	1,768,538
T Rowe Price Group Inc.	9,348	1,188,037
Take-Two Interactive Software Inc.(a)(b)	6,581	819,532
Targa Resources Corp.	8,425	606,769
Target Corp.	19,733	3,194,378
Teladoc Health Inc.(a)(b)	6,045	206,074
Teledyne Technologies Inc.(a)	1,876	760,061
Teleflex Inc.	1,930	555,338
Teradyne Inc.	6,642	725,705
Tesla Inc.(a)	35,826	27,165,423
Texas Instruments Inc.	37,929	6,704,330
Textron Inc.	9,146	597,142
Thermo Fisher Scientific Inc.	16,114	9,145,823
TJX Companies Inc. (The)	48,732	3,097,893
T-Mobile U.S. Inc.(a)	25,407	3,386,499
Tractor Supply Co.	4,635	868,414
Trade Desk Inc. (The), Class A(a)	17,612	916,705
Tradeweb Markets Inc., Class A	4,396	297,214
TransDigm Group Inc.(a)	2,084	1,261,591
TransUnion	7,853	681,719
Travelers Companies Inc. (The)	9,455	1,692,823
Trimble Inc.(a)	10,317	702,072
Truist Financial Corp.	54,088	2,690,337
Security	Shares	Value

United States (continued)
Twilio Inc., Class A(a)(b)	6,805	$715,682
Twitter Inc.(a)	32,881	1,302,088
Tyler Technologies Inc.(a)	1,658	589,950
Tyson Foods Inc., Class A	12,049	1,079,711
U.S. Bancorp.	56,966	3,023,186
Uber Technologies Inc.(a)	59,286	1,375,435
UDR Inc.	12,483	596,687
UGI Corp.	8,782	375,343
Ulta Beauty, Inc.(a)	2,080	880,048
Union Pacific Corp.	25,647	5,636,698
United Parcel Service Inc., Class B	29,452	5,367,627
United Rentals Inc.(a)	2,941	876,947
UnitedHealth Group Inc.	38,369	19,060,952
Unity Software Inc.(a)(b)	8,128	324,876
Universal Health Services Inc., Class B	3,316	413,207
Upstart Holdings Inc.(a)(b)	2,125	107,100
Vail Resorts Inc.	1,650	416,147
Valero Energy Corp.	16,223	2,102,501
Veeva Systems Inc., Class A(a)	5,603	953,967
Ventas Inc.	16,098	913,401
VeriSign Inc.(a)	4,116	718,448
Verisk Analytics Inc.	6,211	1,086,428
Verizon Communications Inc.	169,001	8,668,061
Vertex Pharmaceuticals Inc.(a)	10,499	2,820,556
VF Corp.	13,971	704,977
Viatris Inc.	50,023	613,782
VICI Properties Inc.	39,253	1,210,955
Visa Inc., Class A	67,712	14,366,455
Vistra Corp.	18,130	478,088
VMware Inc., Class A	8,472	1,085,263
Vornado Realty Trust	6,902	241,294
Vulcan Materials Co.	5,416	892,936
W R Berkley Corp.	8,803	626,157
Walgreens Boots Alliance Inc.	30,280	1,327,172
Walmart Inc.	62,278	8,010,819
Walt Disney Co. (The)(a)	73,578	8,125,954
Warner Bros. Discovery Inc.(a)	89,762	1,656,109
Waste Management Inc.	17,055	2,703,388
Waters Corp.(a)	2,506	821,843
Wayfair Inc., Class A(a)(b)	3,099	184,050
Webster Financial Corp.	7,463	366,359
WEC Energy Group Inc.	12,829	1,347,943
Wells Fargo & Co.	155,008	7,094,716
Welltower Inc.	18,120	1,614,311
West Pharmaceutical Services Inc.	2,987	927,105
Western Digital Corp.(a)	12,507	759,050
Western Union Co. (The)	17,154	311,174
Westinghouse Air Brake Technologies Corp.	7,373	696,454
Westlake Corp.	1,235	163,156
Westrock Co.	11,191	542,652
Weyerhaeuser Co.	30,551	1,207,376
Whirlpool Corp.	1,925	354,662
Williams Companies Inc. (The)	49,452	1,832,691
Willis Towers Watson PLC	4,681	988,019
Workday Inc., Class A(a)	7,750	1,211,325
WP Carey Inc.	7,727	650,150
WW Grainger Inc.	1,834	893,286
Wynn Resorts Ltd.(a)(b)	4,465	295,137
Xcel Energy Inc.	22,111	1,665,843
Xylem Inc./NY	7,404	623,787

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Yum! Brands Inc.	12,022	$1,460,312
Zebra Technologies Corp., Class A(a)	2,201	744,356
Zendesk Inc.(a)	4,984	455,787
Zillow Group Inc., Class C, NVS(a)(b)	7,004	279,460
Zimmer Biomet Holdings Inc.	8,371	1,006,278
Zoetis Inc.	19,169	3,276,557
Zoom Video Communications Inc., Class A(a)	8,839	949,751
ZoomInfo Technologies Inc.(a)	11,653	470,665
Zscaler Inc.(a)(b)	3,366	515,301
		1,483,934,310
Total Common Stocks — 99.5%
(Cost: $2,085,855,577)		2,192,215,437

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,349	184,302
Henkel AG & Co. KGaA, Preference Shares, NVS	7,213	493,806
Porsche Automobil Holding SE, Preference Shares, NVS	6,190	507,003
Sartorius AG, Preference Shares, NVS.	1,076	435,045
Volkswagen AG, Preference Shares, NVS	7,487	1,249,560
		2,869,716
Total Preferred Stocks — 0.1%
(Cost: $3,110,226)		2,869,716
Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	24,553,879	$24,553,879
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	2,560,000	2,560,000
		27,113,879
Total Short-Term Securities — 1.2%
(Cost: $27,110,120)		27,113,879

Total Investments in Securities — 100.8%
(Cost: $2,116,075,923)		2,222,199,032

Liabilities in Excess of Other Assets — (0.8)%		(18,064,704)

Net Assets—100.0%		$2,204,134,328

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,947,642	$14,612,756	(a)	$—	$(7,373)	$854	$24,553,879	24,553,879	$52,749	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	810,000	1,750,000	(a)	—	—	—	2,560,000	2,560,000	2,346		—
BlackRock Inc.	3,794,856	1,997,503		(297,284)	97,815	(1,478,048)	4,114,842	6,150	59,960		—
					$90,442	$(1,477,194)	$31,228,721		$115,055		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	5	06/09/22	$740	$12,218
Euro STOXX 50 Index	26	06/17/22	1,058	20,124
FTSE 100 Index	7	06/17/22	669	9,341
S&P 500 E-Mini Index	31	06/17/22	6,403	(131,745)
				$(90,062)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,588,296,495	$603,918,942	$—	$2,192,215,437
Preferred Stocks	—	2,869,716	—	2,869,716
Money Market Funds	27,113,879	—	—	27,113,879
	$1,615,410,374	$606,788,658	$—	$2,222,199,032
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$41,683	$—	$41,683
Liabilities
Futures Contracts	(131,745)	—	—	(131,745)
	$(131,745)	$41,683	$—	$(90,062)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR                            American Depositary Receipt
NVS                            Non-Voting Shares
REIT                           Real Estate Investment Trust